Benefits Expected to be Paid under Defined Benefit Pension Plans (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
2013	$ 29,472
2014	31,112
2015	32,618
2016	34,471
2017	36,315
Thereafter	201,722
Defined Benefit Plan, Expected Future Benefit Payments, Total	$ 365,710